Goldman Sachs Clean Energy Income Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class A C Inst Inv R6 Shares [Member] | Goldman Sachs Clean Energy Income Fund | Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	40.23%	(13.83%)	(14.70%)	(10.23%)	(2.44%)